Financial liabilities - Disclosure of Detailed Information about Conditional Advances and Loans From Government and Public Authorities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Conditional Advances and Loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 29,433	€ 32,726
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	6,882	(5,765)
Accumulated fixed interest expense accrual	1,690	1,790
Accumulated variable interest expense accrual	3,740	4,214
Repayment	(3,233)	(3,533)
Liabilities arising from financing activities at end of period	38,512	29,433	€ 32,726
Bpifrance advance | Conditional Advances and Loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	2,266	2,216
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	3	17
Accumulated fixed interest expense accrual	47	32
Accumulated variable interest expense accrual	0	0
Repayment	0	0
Liabilities arising from financing activities at end of period	2,316	2,266	2,216
Interest-free Bpifrance loan | Conditional Advances and Loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	493	974
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	7	19
Accumulated fixed interest expense accrual	0	0
Accumulated variable interest expense accrual	0	0
Repayment	(375)	(500)
Liabilities arising from financing activities at end of period	125	493	974
EIB Loan
Changes in liabilities arising from financing activities [abstract]
Accumulated variable interest expense accrual		4,200	4,800
EIB Loan | Conditional Advances and Loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	26,374	29,251
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	6,855	(5,817)
Accumulated fixed interest expense accrual	1,643	1,758
Accumulated variable interest expense accrual	3,740	4,214
Repayment	(2,858)	(3,033)
Liabilities arising from financing activities at end of period	35,754	26,374	29,251
Curadigm Bpifrance advance | Conditional Advances and Loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	300	285
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	17	16
Accumulated fixed interest expense accrual	0	0
Accumulated variable interest expense accrual	0	0
Repayment	0	0
Liabilities arising from financing activities at end of period	€ 317	€ 300	€ 285